Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Deferred revenue	$ 845,372	$ 829,839
Accounts payable and accrued expenses	488,043	465,665
Accrued interest	402,058	408,106
Derivative liabilities (Note 12)	89,457	15,440
Operating lease liabilities	48,580	55,777
Accounts payable, accrued expenses and other liabilities	$ 1,873,510	$ 1,774,827